Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Current:
Federal					$ 35	$ 35	$ 322
State/territory					(235)	95	195
Total current					(200)	130	517
Deferred:
Federal							10,359
State/territory					326	194	(303)
Total deferred			266	2,026	162	148	10,617
Income tax expense	$ 49	$ 681	$ 346	$ 196	$ 126	$ 324	$ 10,573